(Loss)/Profit for the Year (Tables)	12 Months Ended
Dec. 31, 2022
(Loss)/Profit for the Year [Abstract]
Schedule of Profit for the Year	Profit for the year has been arrived at after charging:
	Year ended December 31,
	2022	2021	2020
Cost of inventories recognized as expenses	78,408,598	53,168,205	1,168,517
Taxes and surcharges	1,646	25,032	291
	78,410,244	53,193,237	1,168,808

Depreciation of property, plant and equipment	299,547	21,932	-
Amortization of land use rights and trademarks	-	-	-
Amortization of prepayments and premiums under operating leases	-	-	-
Provision (Reversal) of inventory obsolescence	39,778	-	-
Provision of bad debt allowance	53,991	-	-
Provision of impairment loss in property	-	-	-
	393,316	21,932	-